SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	$ 4,235,781	$ 2,323,730	$ 9,710,334	$ 7,297,146
Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	221,184	208,994	799,474	796,434
US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	13,587	12,225	60,129	207,056
Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	43,881	88,818	333,874	271,459
Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	506,721	535,116	1,744,515	1,497,045
Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	529,860	457,573	2,131,736	2,139,342
Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,304,872	1,021,004	3,313,453	2,385,810
Kush [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	438,591		1,327,153
Medigap [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,177,085
Medical/Life [Member] | Regular [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	3,994,640	2,027,140	8,417,939	6,082,720
Medical/Life [Member] | Regular [Member] | Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	221,184	208,994	799,474	796,434
Medical/Life [Member] | Regular [Member] | US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	13,587	12,225	60,129	207,056
Medical/Life [Member] | Regular [Member] | Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Medical/Life [Member] | Regular [Member] | Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	506,721	535,116	1,744,515	1,497,045
Medical/Life [Member] | Regular [Member] | Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	332,600	249,801	1,173,215	1,196,375
Medical/Life [Member] | Regular [Member] | Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,304,872	1,021,004	3,313,453	2,385,810
Medical/Life [Member] | Regular [Member] | Kush [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	438,591		1,327,153
Medical/Life [Member] | Regular [Member] | Medigap [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	1,177,085
Property and Casualty [Member] | Regular [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	241,141	296,590	1,292,395	1,214,426
Property and Casualty [Member] | Regular [Member] | Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	43,881	88,818	333,874	271,459
Property and Casualty [Member] | Regular [Member] | Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax	197,260	207,772	958,521	942,967
Property and Casualty [Member] | Regular [Member] | Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | Kush [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Property and Casualty [Member] | Regular [Member] | Medigap [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Contingent Commission [Member] | Regular [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Contingent Commission [Member] | Regular [Member] | Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Contingent Commission [Member] | Regular [Member] | US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Contingent Commission [Member] | Regular [Member] | Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Contingent Commission [Member] | Regular [Member] | Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Contingent Commission [Member] | Regular [Member] | Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax
Contingent Commission [Member] | Regular [Member] | Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from contract with customer, excluding assessed tax